EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) $ in Thousands, R in Millions			1 Months Ended			3 Months Ended		12 Months Ended		134 Months Ended
	Nov. 06, 2017 USD ($)	Nov. 07, 2011 ZAR (R)	Jun. 15, 2020	Sep. 21, 2017	Apr. 30, 2012 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Non-controlling interest						$ 16,244				$ 16,244	$ 16,126
Capital commitments						40,853				40,853
Payments for exploration and evaluation expenses						1,032	$ 2,821
Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest	37.05%			45.65%
Purchase agreement amount	$ 17,200
Decrease in proportion of ownership, interest sold	8.60%
Amount committed towards pro rata share of remaining DFS costs	$ 5,000
Restricted Cash - Waterberg	$ 5,000
Payments for exploration and evaluation expenses										76,200
JOGMEC [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	21.95%			28.35%
Purchase agreement amount	$ 12,800
Decrease in proportion of ownership, interest sold	6.40%
Acquisition of interest, work requirement					$ 3,200
Acquisition of interest, work requirement, interest					37.00%
Capital commitments						$ 20,000				20,000
Proceeds from funds advanced for exploration and evaluation expenses								$ 6,000	$ 8,000
JOGMEC [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Decrease in proportion of ownership, interest sold	12.195%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest	49.90%	49.90%				49.90%	49.90%
Purchase agreement amount | R		R 1.2
Non-controlling interest						$ 7,100				7,100	$ 7,100
Subsequent expenditures on non-JV property receivable						$ 5,300				$ 5,300
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	26.00%			26.00%	26.00%
Expense arising from exploration and evaluation of mineral resources					$ 1,120
Implats [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership, purchase agreement amount	15.00%		15.00%
Purchase agreement amount	$ 30,000
Decrease in proportion of ownership, interest sold	8.60%
Implats [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership, purchase agreement amount	50.01%
Purchase agreement amount	$ 34,800
Amount committed towards pro rata share of remaining DFS costs	$ 130,200
Waterberg JV Co. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest					37.00%	37.05%	37.05%
Proportion of ownership and voting rights held by non-controlling interests					26.00%
Effective proportion of ownership interest in subsidiary	50.02%		50.02%
Waterberg JV Co. [Member] | Purchase and Development Option [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation expenses recovered						$ 1,500